INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets

	DOMAIN NAMES MOBILE APPS AND RELATED WEBSITES	SOFTWARE	GOODWILL	CUSTOMER CONTRACTS AND CUSTOMER BASES	CONTENT ASSETS	INTERNALLY DEVELOPED INTANGIBLES	TOTAL
Net book amount as of January 1, 2024	78,071	—	10,800	4,964	—	4,165	98,000
Additions including adjustments arising as a result of a change in estimates	35,626	471	—	4,638	271	1,914	42,920
Amortization charge	(55)	(31)	—	(2,944)	(271)	(1,278)	(4,579)
Translation differences	(5,156)	(26)	—	(85)	—	(263)	(5,530)
Net book amount as of December 31, 2024	108,486	414	10,800	6,573	—	4,538	130,811
Cost	115,091	444	10,800	11,936	3,788	7,142	149,201
Accumulated amortization	(6,605)	(30)	—	(5,363)	(3,788)	(2,604)	(18,390)
Net book amount as of December 31, 2024	108,486	414	10,800	6,573	—	4,538	130,811
Net book amount as of January 1, 2023	69,554	—	10,800	5,137	—	3,030	88,521
Additions	6,591	—	—	287	—	1,914	8,792
Amortization charge	(60)	—	—	(461)	—	(885)	(1,406)
Translation differences	1,986	—	—	1	—	106	2,093
Net book amount as of December 31, 2023	78,071	—	10,800	4,964	—	4,165	98,000
Cost	85,022	—	10,800	7,589	3,548	5,623	112,582
Accumulated amortization	(6,951)	—	—	(2,625)	(3,548)	(1,458)	(14,582)
Net book amount as of December 31, 2023	78,071	—	10,800	4,964	—	4,165	98,000

Schedule Distinguishes Finite and Indefinite Intangible Assets
The following table distinguishes finite and indefinite intangible assets, excluding goodwill, as of December 31, 2024 and 2023:

	As of December 31,
	2024	2023
Net book value of assets with finite useful lives
Customer contracts	6,573	4,964
Internally developed intangibles	4,538	4,165
Software	414	—
Total net book value of assets with finite useful lives	11,525	9,129
Net book value of assets with indefinite useful lives
Domain names and related websites	108,486	78,071

Total net book value of intangible assets excluding Goodwill	120,011	87,200